Annual Fund Operating Expenses (American International Trust)	12 Months Ended
	May 01, 2011
Series I, American International Trust
Operating Expenses:
Share Class	Series I	[1]
Management fee	0.49%
Distribution and service (12b-1) fees	0.60%
Other Expenses	0.06%
Total fund operating expenses	1.15%
Series II, American International Trust
Operating Expenses:
Share Class	Series II	[1]
Management fee	0.49%
Distribution and service (12b-1) fees	0.75%
Other Expenses	0.06%
Total fund operating expenses	1.30%
Series III, American International Trust
Operating Expenses:
Share Class	Series III	[1]
Management fee	0.49%
Distribution and service (12b-1) fees	0.25%
Other Expenses	0.06%
Total fund operating expenses	0.80%

[1]	The table reflects the combined fees of the feeder fund and the master fund.